Capital and other commitments	12 Months Ended
Dec. 31, 2018
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Capital and other commitments

29. Capital and other commitments

	2018 $m	2017 $m
Contracts placed for expenditure not provided for in the Financial Statements:
Property, plant and equipment[a]	46	18
Intangible assets	7	27
Key money	83	59

	136	104

[a]	Includes a commitment to spend $33m on the acquired UK portfolio (see note 11) within two and a half years of the acquisition date.

A loan facility of $5m (2017: $5m) has also been made available to a hotel owner; this was undrawn at 31 December 2018.

There were no commitments to invest in associates at 31 December 2018 (2017: $33m).